Consolidated Statements of Changes in Members’ Equity - USD ($)	Class A Member Units	Class B Member Units	Subscription Note Receivable	Retained Earnings (Accumulated Deficit)	Noncontrolling Parent Interest	Total
Balances at Dec. 31, 2023	$ 187,908,000	$ 744,081	$ (475,000)	$ (15,129,653)	$ 1,731,095	$ 174,778,523
Balances (in Shares) at Dec. 31, 2023	187,862	1,100
Members’ contributions	$ 6,279,986	$ 0	0	0	0	6,279,986
Members’ contributions (in Shares)	3,602	0
Members’ distributions	$ (9,195,878)	$ 0	0	0	(92,888)	(9,288,766)
Collection of subscription note receivable	0	0	60,000	0	0	60,000
Unit-based compensation expense	$ 0	$ 548,602	0	0	0	548,602
Unit-based compensation expense (in Shares)	0	1,382
Repurchase of units	$ (250,000)	$ (80,000)	0	0	0	(330,000)
Repurchase of units (in Shares)	(250)	(318)
Cancellation of units purchased and corresponding subscription note receivable	$ (250,000)	$ 0	250,000	0	0	0
Cancellation of units purchased and corresponding subscription note receivable (in Shares)	(250)	0
Net income	$ 0	$ 0	0	4,976,261	50,265	5,026,526
Balances at Dec. 31, 2024	$ 184,492,108	$ 1,212,683	(165,000)	(10,153,392)	1,688,472	177,074,871
Balances (in Shares) at Dec. 31, 2024	190,964	2,164
Members’ contributions	$ 42,284	$ 0	0	0	0	42,284
Members’ contributions (in Shares)	0	0
Members’ distributions	$ (3,460,312)	$ 0	0	0	(34,953)	(3,495,265)
Collection of subscription note receivable	0	0	96,549	0	0	96,549
Unit-based compensation expense	$ 0	$ 480,515	0	0	0	480,515
Unit-based compensation expense (in Shares)	0	1,357
Repurchase of units	$ (45,000)	$ (201,318)	0	0	0	(246,318)
Repurchase of units (in Shares)	(25)	(159)
Net income	$ 0	$ 0	0	11,103,226	112,154	11,215,380
Balances at Dec. 31, 2025	$ 181,029,080	$ 1,491,880	$ (68,451)	$ 949,834	$ 1,765,673	$ 185,168,016
Balances (in Shares) at Dec. 31, 2025	190,939	3,362